Note 7 - Loan Information (Details) - Age Analysis of Past Due Loans - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Real estate:
Total past due	$ 2,788	$ 2,510	$ 3,432
Total current	298,660	282,337	275,020
Total loans	301,448	284,847	$ 278,452
Financing Receivables, 30 to 59 Days Past Due [Member]
Real estate:
Total past due	193	599
Financing Receivables, 60 to 89 Days Past Due [Member]
Real estate:
Total past due	253	19
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Real estate:
Total past due	2,342	1,892
Residential Portfolio Segment [Member]
Real estate:
Total past due	737	663
Total current	137,401	131,890
Total loans	138,138	132,553
Residential Portfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Real estate:
Total past due		147
Residential Portfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Real estate:
Total past due	173
Residential Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Real estate:
Total past due	564	516
Commercial Real Estate Portfolio Segment [Member]
Real estate:
Total past due	1,186	860
Total current	45,004	46,122
Total loans	46,190	46,982
Commercial Real Estate Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Real estate:
Total past due	1,186	860
Construction and Land Development Real Estate Portfolio Segment [Member]
Real estate:
Total current	18,406	13,234
Total loans	18,406	13,234
Home Equity Portfolio Segment [Member]
Real estate:
Total past due	378	405
Total current	46,076	45,998
Total loans	46,454	46,403
Home Equity Portfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Real estate:
Total past due	107	328
Home Equity Portfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Real estate:
Total past due	80
Home Equity Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Real estate:
Total past due	191	77
Municipal Real Estate Portfolio Segment [Member]
Real estate:
Total current	9,472	8,602
Total loans	9,472	8,602
Commercial Portfolio Segment [Member]
Real estate:
Total past due	401	439
Total current	24,354	18,599
Total loans	24,755	19,038
Commercial Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Real estate:
Total past due	401	439
Municipal Non Real Estate Portfolio Segment [Member]
Real estate:
Total current	1,790	1,459
Total loans	1,790	1,459
Consumer Portfolio Segment [Member]
Real estate:
Total past due	86	143
Total current	16,157	16,433
Total loans	16,243	16,576
Consumer Portfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Real estate:
Total past due	$ 86	124
Consumer Portfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Real estate:
Total past due		$ 19